SEGMENT REPORTING (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation	$ 192	$ 213	$ 818	$ 1,020
Total general and administrative	995	1,082	4,115	4,234
Total research and development	1,384	1,507	5,993	5,696
General and administrative
Employee and director compensation	239	244	1,173	1,091
Stock-based compensation	114	139	501	710
Professional fees	325	390	1,133	1,101
Other general and administrative	317	309	1,308	1,332
Total general and administrative	995	1,082	4,115	4,234
Total research and development
Employee and director compensation	233	229	1,166	983
Stock-based compensation	78	74	317	310
Professional fees	1,010	973	5,169	4,531
Other research and development	63	231	690	1,078
Research and development tax credits			(1,349)	(1,206)
Total research and development	$ 1,384	$ 1,507	$ 5,993	$ 5,696